SEGMENT INFORMATION (Segment reporting information, by segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net sales	$ 8,735,435	$ 10,192,818	$ 11,454,807
Cost of sales	(7,099,923)	(8,452,440)	(8,483,328)
Gross profit	1,635,512	1,740,378	2,971,479
Selling, general and administrative expenses	(762,882)	(897,475)	(876,764)
Other operating income (expenses), net	206,843	21,663	13,656
Profit (loss) from operating activities	1,079,473	864,566	2,108,371
Financial income (expense), net	19,554	(39,756)	(69,640)
Equity in earnings (losses) of non-consolidated companies	57,555	60,967	102,772
Profit before income tax expense	1,159,359	826,564	2,031,567
Inter-segment eliminations
Disclosure of operating segments [line items]
Net sales	(334,619)	(357,411)	(280,613)
Cost of sales	341,617	359,588	281,455
Gross profit	6,998	2,177	842
Selling, general and administrative expenses	0	0	0
Other operating income (expenses), net	0	0	0
Profit (loss) from operating activities	6,998	2,177	842
Steel | Operating segments
Disclosure of operating segments [line items]
Net sales	8,679,513	10,186,171	11,453,420
Cost of sales	(7,172,635)	(8,552,493)	(8,524,890)
Gross profit	1,506,878	1,633,679	2,928,530
Selling, general and administrative expenses	(740,056)	(885,146)	(860,881)
Other operating income (expenses), net	208,965	21,931	12,950
Profit (loss) from operating activities	975,787	770,466	2,080,599
Mining | Operating segments
Disclosure of operating segments [line items]
Net sales	390,541	364,058	282,000
Cost of sales	(268,905)	(259,535)	(239,893)
Gross profit	121,636	104,523	42,107
Selling, general and administrative expenses	(22,826)	(12,330)	(15,883)
Other operating income (expenses), net	(2,122)	(268)	706
Profit (loss) from operating activities	96,688	91,924	26,930
Ternium
Disclosure of operating segments [line items]
Net sales	8,735,435	10,237,297	11,725,270
Profit (loss) from operating activities	1,149,249	989,982	1,853,319
Financial income (expense), net	22,331	(98,969)	(179,576)
Equity in earnings (losses) of non-consolidated companies	57,555	60,967	102,772
Profit before income tax expense	1,159,359	826,564	2,031,567
Depreciation and amortisation expense	(631,051)	(661,112)	(589,299)
Ternium | Inter-segment eliminations
Disclosure of operating segments [line items]
Net sales	(328,333)	(410,972)	(332,505)
Profit (loss) from operating activities	689	2,177	(6,213)
Depreciation and amortisation expense	0	0	0
Ternium | Reconciling items
Disclosure of operating segments [line items]
Cost of sales	69,776	(99,315)	(541,492)
Effect of inflation adjustment (Note 3 (cc))		(224,731)	(286,440)
Ternium | Steel | Operating segments
Disclosure of operating segments [line items]
Net sales	8,679,513	10,230,650	11,723,883
Profit (loss) from operating activities	1,046,623	841,169	1,768,115
Depreciation and amortisation expense	(580,807)	(612,744)	(537,885)
Ternium | Mining | Operating segments
Disclosure of operating segments [line items]
Net sales	384,255	417,619	333,892
Profit (loss) from operating activities	101,937	146,636	91,418
Depreciation and amortisation expense	$ (50,244)	$ (48,368)	$ (51,415)